ALLOWANCE FOR LOAN LOSSES (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Amount of troubled debt restructurings	$ 6,000,000	$ 5,400,000
One-to four Family Residential
Financing Receivable, Modifications [Line Items]
Amount of troubled debt restructurings	3,800,000	3,800,000
Number of Contracts	30	17
Maximum amount of troubled debt restructurings	560,000	1,000,000
Commercial loans
Financing Receivable, Modifications [Line Items]
Amount of troubled debt restructurings	$ 2,200,000	$ 1,600,000
Number of Contracts	3	3